SHARE CAPITAL - Exercise of stock options Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 shares	Sep. 30, 2025 Share	Sep. 30, 2025 $ / shares	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 shares	Sep. 30, 2024 Share	Sep. 30, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | Share			2,500				3,942
Average exercise price (cad per share) | $ / shares				$ 1.60				$ 1.49
Proceeds from exercise of options	$ 4				$ 39
Exercise of stock options, increase (decrease)	4				6
Number of warrants exercised in the period (shares) | shares		0				0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised of restricted share units or performance share units (in shares) | Share			1,063,473				1,193,789
Exercise of restricted share units or performance share units, increase (decrease)	3,841				3,430
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised of restricted share units or performance share units (in shares)		13,167	13,167			2,216	2,216
Exercise of restricted share units or performance share units, increase (decrease)	0				0
Issued capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options, increase (decrease)	11				11
Issued capital | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units, increase (decrease)	152				22
Reserve of change in value of options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of stock options, increase (decrease)	(7)				(5)
Reserve of change in value of options and warrants | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units, increase (decrease)	(3,841)				(3,430)
Reserve of change in value of options and warrants | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of restricted share units or performance share units, increase (decrease)	$ (152)				$ (22)